Staff Costs - Summary of Staff Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Wages and salaries	$ 10,262	$ 10,403	$ 9,023
Social charges	1,699	2,124	946
Post-employment benefits expense	1,176	145	416
Share-based payments	6,506	11,884	9,152
Total staff costs	$ 19,643	$ 24,556	$ 19,537